UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  028-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

 /s/ Christopher J. Heintz     New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $48,011 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      975   210500 SH       SOLE                   210500
AKAMAI TECHNOLOGIES INC        COM              00971T101      795    42200 SH       SOLE                    42200
ALEXCO RESOURCE CORP           COM              01535P106     4317   665200 SH       SOLE                   665200
ALTER NRG                      COM              02415W101     1100  2340100 SH       SOLE                  2340100
APPLE INC                      COM              037833100      600     1590 SH       SOLE                     1590
ARCAN RESOURCES                COM              039252101      628   151300 SH       SOLE                   151300
BRIGUS GOLD CORP               COM              109490102     1931  1664400 SH       SOLE                  1664400
C&J ENERGY SVCS INC            COM              12467B304     2900   200000 SH       SOLE                   200000
CAMAC ENERGY INC               COM              131745101      102   188379 SH       SOLE                   188379
CHEMTURA CORP                  COM NEW          163893209     2343   254100 SH       SOLE                   254100
CIT GROUP INC                  COM NEW          125581801     1145    38900 SH       SOLE                    38900
CLINE MINING                   COM              186905105     6054  5454100 SH       SOLE                  5454100
CONACHER                       COM              20588Y103       87   349500 SH       SOLE                   349500
DEAN FOODS CO NEW              COM              242370104     1118   133600 SH       SOLE                   133600
DUNDEE PRECIOUS METALS         COM              265269209      644    81500 SH       SOLE                    81500
FINISAR CORP                   COM NEW          31787A507       79     4600 SH       SOLE                     4600
HUNTINGTON INGALLS INDS INC    COM              446413106      740    31500 SH       SOLE                    31500
INTERGROUP CORP                COM              458685104      172     7500 SH       SOLE                     7500
ISHARES SILVER TRUST           ISHARES          46428Q109      246     8300 SH       SOLE                     8300
ITT CORP                       COM              450911201      696    17000 SH       SOLE                    17000
JDS UNIPHASE CORP              COM PAR $0.001   46612J507      170    18800 SH       SOLE                    18800
KKR & CO L P DEL               COM UNITS        48248M102     2780   278000 SH       SOLE                   278000
LEGACY OIL AND GAS             COM              524701505      587    78600 SH       SOLE                    78600
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      984    17900 SH       SOLE                    17900
NORTH AMERN ENERGY PARTNERS    COM              656844107     2361   469334 SH       SOLE                   469334
NORTHERN TIGER                 COM              665831103      119   624000 SH       SOLE                   624000
NEW PACIFIC METALS CORP        COM              647823103       73    56100 SH       SOLE                    56100
ONCOTHYREON INC                COM              682324108      232    40000 SH       SOLE                    40000
POTASH CORP SASK INC           COM              73755L107     1197    28300 SH       SOLE                    28300
PROPHECY COAL                  COM              74346B103      543  1261900 SH       SOLE                  1261900
RCM TECHNOLOGIES INC           COM NEW          749360400       70    16321 SH       SOLE                    16321
RELIANCE ENERGY                COM              75942N102      250  1192500 SH       SOLE                  1192500
RICHARDSON ELECTRS LTD         COM              763165107     2438   179893 SH       SOLE                   179893
ROCKHAVEN RESOURCES            COM              77340P101       80   189800 SH       SOLE                   189800
SPDR GOLD TRUST                GOLD SHS         78463V107     1124     7000 SH       SOLE                     7000
SUNTECH POWER HOLDINGS         COM              84359Y106     1068  1016800 SH       SOLE                  1016800
SWIFT TRANSN CO                CL A             87074U101     1570   263900 SH       SOLE                   263900
VISTEON CORP                   COM NEW          92839U206     1264   153399 SH       SOLE                   153399
WESTFIRE ENERGY                COM              977901107     3953   976000 SH       SOLE                   976000
YUKON NEVADA                   COM              98849Q101      476  1586500 SH       SOLE                  1586500